Exhibit 99.1 Disclosures Required by Rule 15Ga-11,2

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: Student Loans			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
Academic Loan Funding Trust 2011-1		Educational Credit Management Corporation (TGA)	1,941	$36,131,798.43	11.59%	0	$-	0.00%	1	$8,250.00[3]	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
		California Student Aid Commission	15,923	$79,359,411.74	25.45%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
		Kentucky Higher Education Assistance Authority	3,082	$11,290,805.38	3.62%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
		American Student Assistance	8,749	$185,077,000.55	59.35%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
Academic Loan Funding Trust 2011-1 Total			29,695	$311,859,016.10	100.00%	0	$-	0.00%	1	$8,250.00	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
Student Loan Totals			29,695	$311,859,016.10		0	$-		1	$8,250.00		0	$-		0	$-		0	$-		0	$-
Asset Class: Residential Mortgage Loans
EquiFirst Loan Securitization Trust 2007-1 CIK #: 0001403828	X	EquiFirst Corporation and EquiFirst Mortgage Corporation of Minnesota	5,683	$981,398,941.96	100.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	1,685	$258,401,266.00[4]	26.33%	0	$-	0.00%	0	$-	0.00%
EquiFirst Loan Securitization Trust 2007-1 Total			5,683	$981,398,941.96	100.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	1,685	$258,401,266.00	26.33%	0	$-	0.00%	0	$-	0.00%
Residential Mortgage Loan Totals			5,683	$981,398,941.96		0	$-		0	$-		0	$-		1,685	$258,401,266.00		0	$-		0	$-

1 In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and other parties who might have received repurchase requests (such parties, “Demand Entities”) and (iv) making written request of, or entering into a written agreement with, each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction. We followed up written requests made of Demand Entities as we deemed appropriate.

2 If activity with respect to a particular asset occurred in the prior reporting period and the status of such asset remained unchanged as of the end of the subject reporting period, no activity with respect to such asset is reported herein.

3 The outstanding principal balance of the assets in the column entitled “Assets That Were Repurchased or Replaced” is calculated based on the outstanding principal balance as of the last day of the reporting period for the related Covered Transaction (including with respect to assets that were liquidated or removed from the pool prior to the end of the reporting period), and was provided by the trustee.

4 The outstanding principal balance of the assets in the column entitled “Demand in Dispute” is calculated based on the outstanding principal balance as of the cut-off date for the related Covered Transaction (including with respect to assets that were liquidated or removed from the pool prior to the end of the reporting period). The outstanding principal balance as of the last day of the reporting period was not provided by the trustee or any other Demand Entity despite our request and is not otherwise available without incurring unreasonable effort or expense.